Significant changes in the current reporting period (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Aug. 31, 2024	Dec. 31, 2024
Disclosure Of Significant Changes In Current Reporting Period [Abstract]
Reduction in cash payments	$ 6.7	$ 6.7
Increase in share-based payment expenses	$ 8.3	$ 8.3